Income Tax Expense - Schedule of Effective and Statutory Rate Reconciliation (Details)	2 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2016
Income Tax Disclosure [Abstract]
Statutory blended tax rate		(19.00%)		(24.00%)
Increase in valuation allowance - Foreign		19.00%		24.00%
Effective tax rate		0.00%		0.00%